Closed Restaurant Reserve	12 Months Ended
Jan. 01, 2013
Restructuring and Related Activities [Abstract]
Closed Restaurant Reserve
Closed Restaurant Reserve
The Company provides for closed property operating lease liabilities using a discount rate to calculate the present value of the remaining non-cancelable lease payments after the closing date, net of estimated subtenant income. Following is a summary of the changes in the liability for closed properties as of January 1, 2013 and January 3, 2012 (in thousands).

	2012	2011
Closed restaurant reserves, beginning of period	$515	$577
Additions—store closing costs incurred, accretion	483	140
Decreases—payments	(210)	(202)
Closed restaurant reserves, end of period	$788	$515

The current portion of the liability, $0.3 million and $0.2 million as of January 1, 2013 and January 3, 2012, respectively, is recorded in accrued expenses and other liabilities, and the long-term portion is reported in other noncurrent liabilities in the Company's consolidated balance sheets.